UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31,
2000

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:		126 East 56th Street
		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  May 09, 2000


Report Type (Check only one.):

[ X]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$594,897


List of Other Included Managers:

No. 13F File Number		Name




[C]




 WALTER F. HARRISON, III











            FORM 13F











   AS OF DECEMBER 31, 2000







                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III






(SEC USE ONLY)

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)




Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
6,979,150
287,800
X


Walter Harrison
X


ALIGN RITE INTERNATIONAL INC
    Common
016251100
2,200,000
80,000
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
6,358,500
108,000
X


Walter Harrison
X


AMBASE CORP
    Common
023164106
57,875
71,450
X


Walter Harrison
X


AMC ENTERTAINMENT
    Common
001669100
447,525
88,400
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP PFD
    Common
030990345
1,507,208
148,860
X


Walter Harrison
X


ANNALY MTG MGMT INC
    Common
035710201
2,722,500
302,500
X


Walter Harrison
X


ANHTRACITE MORTGAGE CAPITAL INC
    Common
037023108
2,671,875
375,000
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
58,603,956
1,410,020
X


Walter Harrison
X


BRUNSWICK CORP
    Common
117043109
2,172,131
114,700
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
8,043,600
670,300
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
2,037,656
202,500
X


Walter Harrison
X


CASINO DATA SYS
    Common
147583108
3,570,306
696,645
X


Walter Harrison
X


CHART HOUSE ENTERPRISES INC
    Common
160902102
908,772
175,185
X


Walter Harrison
X


CITIZENS UTLITIES CO DEL COM SER B
    Common
177342201
6,076,763
371,100
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
16,180,484
500,750
X


Walter Harrison
X


COLLAGENEX PHARMACEUTICALS
    Common
19419B100
1,275,200
79,700
X


Walter Harrison
X


COLUMBIA/HCA HEALTHCARE CORP
    Common
197677107
4,849,875
191,600
X


Walter Harrison
X


COMDISCO INC
    Common
200336105
4,977,300
112,800
X


Walter Harrison
X


COMMERCIAL FEDERAL CORP
    Common
201647104
903,885
54,369
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
38,495,728
650,403
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
9,389,456
242,700
X


Walter Harrison
X


COOKER RESTAURANT CORP COM NEW
    Common
216284208
2,184
832
X


Walter Harrison
X


CROWN AMERICAN REALTY TRUST
    Common
228186102
1,356,281
255,300
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
4,567,225
244,400
X


Walter Harrison
X


DVI INC
    Common
233343102
9,959,325
698,900
X


Walter Harrison
X


DELWEBB CORP
    Common
947423109
5,419,894
365,900
X


Walter Harrison
X


DELUXE CORP
    Common
248019101
848,000
32,000
X


Walter Harrison
X


DIME BANCORP INC
    Common
25429Q102
4,362,300
235,800
X


Walter Harrison
X


ESG RE LIMITED
    Common
G31215109
726,400
181,600
X


Walter Harrison
X


ELECTROGLAS INC.
    Common
285324109
10,692,850
312,200
X


Walter Harrison
X


EQUITY INNS INC
    Common
294703103
3,124,213
458,600
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
299808105
11,771,100
360,800
X


Walter Harrison
X


FEDL NATL MTGE ASSN
    Common
313586109
27,527,555
486,675
X


Walter Harrison
X


FIRSTAR CORP
    Common
33763V109
3,488,702
152,096
X


Walter Harrison
X


FIRST REPUBLIC BANCORP INC
    Common
33615F104
4,602,444
232,300
X


Walter Harrison
X


FLOORING AMERICA
    Common
339756108
2,787,363
655,850
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
10,991,244
374,170
X


Walter Harrison
X


FRONTIER INSURANCE GROUP INC
    Common
359081106
186,800
186,800
X


Walter Harrison
X


GLOBALSTAR TELECOMMUNICATION
    Common
G3930H104
6,937,500
500,000
X


Walter Harrison
X


GENERAL CABLE CORP
    Common
369300108
156,250
20,000
X


Walter Harrison
X


GENERAL CHEMICAL GROUP INC
    Common
369332101
514,526
242,130
X


Walter Harrison
X


GENTEK INC
    Common
37245X104
5,730,704
409,336
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
1,134,375
275,000
X


Walter Harrison
X


HILTON HOTELS
    Common
432848109
2,581,525
333,100
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
4,481,675
416,900
X


Walter Harrison
X


HOLLYWOOD.COM INC
    Common
089144109
5,408,594
346,150
X


Walter Harrison
X


HUDSON UNITED BANCORP
    Common
444165104
3,047,354
140,512
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
3,641,400
285,600
X


Walter Harrison
X


INTEL CORP
    Common
458140100
58,316,375
442,000
X


Walter Harrison
X


INTERNATIONAL ISOTOPES INC
    Common
45972C102
157,813
25,000
X


Walter Harrison
X


JAN BELL MARKETING INC
    Common
470760109
1,001,938
348,500
X


Walter Harrison
X


KANSAS CITY SOUTHERN IND
    Common
485170104
7,803,125
90,800
X


Walter Harrison
X


LAKES GAMING
    Common
51206P109
2,917,150
367,515
X


Walter Harrison
X


LANDAMERICA FINANCIAL GROUP
    Common
514936103
193,750
10,000
X


Walter Harrison
X


LEGATO SYSTEMS
    Common
524651106
4,350,938
97,500
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
2,225,969
218,500
X


Walter Harrison
X


METTLER TOLDEO INTL
    Common
592688105
10,451,344
255,300
X


Walter Harrison
X


MIRAGE RESORTS INC
    Common
60462E104
14,938,125
771,000
X


Walter Harrison
X


MORTONS RESTAURANT GROUP INC
    Common
619429103
1,265,369
66,380
X


Walter Harrison
X


NTL INC.-FORMERLY INTL CABLETEL INC
    Common
629407107
27,024,680
291,175
X


Walter Harrison
X


NOBEL LEARNING COMMUNITIES
    Common
654889104
166,600
23,800
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
6,911,476
386,656
X


Walter Harrison
X


OM GROUP INC
    Common
670872100
10,469,550
230,100
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
67574M106
5,524,360
690,545
X


Walter Harrison
X


OFFICEMAX INC
    Common
67622M108
1,130,350
173,900
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
2,946,550
190,100
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
22,404,205
1,937,661
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
6,628,956
382,900
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
6,780,069
320,950
X


Walter Harrison
X


PRIME RETAIL INC.
    Common
741570105
880,469
402,500
X


Walter Harrison
X


PRISON REALTY TRUST
    Common
74264N105
749,700
244,800
X


Walter Harrison
X


QUEENS CNTY BANCORP INC
    Common
748242104
1,980,102
109,625
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
11,525,250
242,000
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
1,076,130
331,117
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
10,730,308
724,409
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
32,059,800
1,187,400
X


Walter Harrison
X


RESOURCES BANSHARES MTG GROUP INC
    Common
761197102
1,711,631
434,700
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
8,419,400
783,200
X


Walter Harrison
X


SEAGATE TECHNOLOGY INC
    Common
811804103
7,224,750
117,000
X


Walter Harrison
X


STRAWBRIDGE & CLOTHIER
    Common
863200101
0
73,578
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
7,033,406
188,500
X


Walter Harrison
X


UNITED STATES CELLULAR CORP
    Common
911684108
1,420,000
20,000
X


Walter Harrison
X









































 $            594,897,166